TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Goodwill and Intangible assets		$ 227	$ 253
Other temporary differences including operating lease	[1]	28,558	35,277
Temporary differences related to inventory	[2]	9,068	8,150
Property and equipment		3,315	2,834
Carryforward losses, deductions and credits	[3]	10,451	4,569
Less-valuation allowance		(29,198)	(1,796)
Total deferred tax assets		22,421	49,287
Deferred tax liabilities
Property and equipment		(2,844)	(8,680)
Intangible Assets		(1,533)	(1,687)
Other temporary differences including operating lease		(17,989)	(26,957)
Total deferred tax liabilities		(22,366)	(37,324)
Deferred tax assets, net		$ 55	$ 11,963

[1]	Deriving mainly from provision for labor related, provision for loss contingencies and lease accounting in accordance with ASC842.
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
[3]	Parent company and certain subsidiaries have tax loss carry-forwards totaling approximately $141,560 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date. In addition to the above, the Company carried back its 2020 U.S. subsidiaries losses in accordance with the CARES act.